Property, plant and equipment and Exploration and Evaluation Assets - Additional Information (Detail) ₨ in Millions			12 Months Ended
	Feb. 25, 2010 a	Jun. 30, 2002 a MW	Mar. 31, 2021 INR (₨) a qtr	Mar. 31, 2021 USD ($) a qtr	Mar. 31, 2020 INR (₨) bbl	Mar. 31, 2020 USD ($) bbl	Mar. 31, 2019 INR (₨) bbl	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax nominal discount rate					11.10%	11.10%
Change in crude oil per barrel | $						$ 1
Change in discount rate					1.00%	1.00%
Change in recoverable value					₨ 3,370		₨ 4,940
Property plant and equipment			₨ 946,181		966,871			$ 12,937,000,000
Recoverable value of other assets and liabilities					15,360
Property, plant and equipment, interest capitalized			3,158		10,169		₨ 8,345	43,000,000
Area of land | a		34.74
Share of jointly owned assets with JV partners, property, plant and equipment and exploration and evaluation assets net block			106,784		116,331			1,460,000,000
Transfers to intangible assets from assets under construction			28	$ 0	379
Volume of production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Change in recoverable value					170
Discount rate, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Change in recoverable value					480
AvanStrate Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					5,098
Talwandi Sabo Power Limited TSPL [member]
Disclosure of detailed information about property, plant and equipment [line items]
Land			3,942		3,975			54,000,000
Buildings			1,781		1,945			24,000,000
Machinery			₨ 84,505		88,619			1,155,000,000
BALCO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land | a		171.44
Capacity of captive power plant | MW		270
Rajasthan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount					105,109
Impairment charge					₨ 127,164
Bidhan bagh unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of quarters | qtr			40	40
Area of land | a			300.88	300.88
Kobra [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land | a			300.88	300.88
Oil and gas block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Short term price of oil | bbl					38	38	62
Long term price of oil | bbl					57	57	65
Percentage increase in price					2.00%	2.00%	2.50%
Post-tax nominal discount rate					10.35%	10.35%	11.80%
Reversal of impairment							₨ 2,611
Recoverable amount					₨ 1,496		2,075
Impairment charge					2,551
Oil and gas block [member] | KG OSN 2009/3 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					5,316
Iron Ore Segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Land reclassified into financial assets					1,201
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			₨ 3,028,590		2,984,890		2,774,823	41,408,000,000	$ 40,811,000,000
Oil and Gas Properties[member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					116,748
Oil and Gas Properties[member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			1,428,532		1,449,286		1,305,790
Development Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			41,324		48,477			565,000,000
Exploration Intangible Assets Under Development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					10,416
Asset under Construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			115,448		133,011		131,301
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			141,305		139,044		₨ 136,202
Freehold Land			2,884		2,953			39,000,000
Land and buildings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Freehold Land			2,545		₨ 2,560			35,000,000
ESL Steel Limited [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			8,350					114,000,000
ESL Steel Limited [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			8,107					$ 111,000,000
Imapirment loss			629	$ 8,000,000
Aluminium Product [Member] | Asset under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Imapirment loss			₨ 1,811	$ 25,000,000
Bharat aluminium company limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land | a	1,804.67